LEASE AND COMMITMENTS - Summary of future minimum payment under non-cancelable operating leases (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	¥ 71,404
2021	59,436
2022	50,542
2023	43,738
2024	38,952
2025 and thereafter	20,090
Less: imputed interest	29,952
Total	¥ 254,210